Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory write-downs to net realizable value	$ 1,111	$ 6,591	$ 8,743